Commitments and Contingencies (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended	3 Months Ended	0 Months Ended	3 Months Ended		1 Months Ended		0 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 27, 2014	Jun. 30, 2014	Jun. 30, 2013	Feb. 28, 2015	Nov. 30, 2011 item	Feb. 05, 2014	Dec. 31, 2013
Self-Insurance Liabilities
Self Insurance Reserve, Current	$ 33,381	$ 33,381							$ 32,850
Litigation
Commitments and Contingencies
Loss contingencies, reasonably possible loss exposure in excess of the amount currently accrued	4,500
Government Contract Billing Matter | California
Commitments and Contingencies
Settlement amount paid		1,250
Government Contract Billing Matter | United States
Commitments and Contingencies
Settlement amount paid		44,500
Commonwealth of Massachusetts Assessment
Commitments and Contingencies
Aggregate amount of assessed tax including tax, interest and penalties			1,503	4,120	8,191
Commonwealth of Massachusetts Assessment | Forecast
Commitments and Contingencies
Payment of income tax assessments						$ 6,000
Italy Fire
Commitments and Contingencies
Number of customer lawsuits							4
Number of customer lawsuits settled	3
Argentina Fire
Commitments and Contingencies
Maximum facility revenue as a percentage of consolidated revenues								0.50%